Schedule of Stock Holders (Details) - shares	1 Months Ended			3 Months Ended					9 Months Ended	12 Months Ended
	Sep. 30, 2023	Aug. 31, 2023	May 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for asset purchase		5,000,000
Shares issued in Public Offering, shares									300,000
Stock issued for conversion of warrants related to PIPE	2,379,084	2,379,084
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares				27,154,675	22,338,888	21,705,647	22,150,053	24,046,001	22,338,888	24,046,001	10,655,833
Loan origination shares for promissory note							250,000			250,000	186,832
Exercise of stock options											222,407
Stock based compensation											367,496
Consulting Services Shares											1,422,000
Stock issued for asset purchase				5,000,000					5,000,000		125,175
Shares issued in Public Offering, shares					4,315,787				4,315,787		11,066,258
Shares issued for services				1,175,000		150,000		100,000	1,675,000	925,000
Shares repurchased from the market			10,000							(2,825,617)
Management shares cancelled										(56,496)
Balance, shares	37,208,759			37,208,759	26,654,675	21,663,888	21,705,647	22,150,053	37,208,759	22,338,888	24,046,001
Shares issued for stock payable									300,000
Management shares cancelled										(56,496)
Stock issued for conversion of warrants related to Notes									1,200,000
Stock issued for conversion of warrants related to PIPE									2,379,084